SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Estimated Useful Lives of Intangible Assets) (Details)	6 Months Ended
Jun. 30, 2022
Computer software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Computer software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Internet domain name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Licensing agreement
Finite-Lived Intangible Assets [Line Items]
License agreement, Estimated Useful Life	Agreement term
Licenses and brand name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Mobile applications and software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Internet domain name and brand name
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years
Strategic contract
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Unpatented technology
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years